Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax
11.	Income Tax

The components of the provision for income taxes were as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Current	2,297	1,340	500
Deferred	(1,516)	330	194

Income tax expense	781	1,670	694

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Net income before income tax expenses	98,137	94,614	82,631
Net (income) loss not subject to taxes	(205,363)	(138,951)	7,563

Net (loss) income subject to taxes	(107,226)	(44,337)	90,194

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(30,548)	(14,115)	25,089
Adjustments to valuation allowance and uncertain tax position	25,361	19,980	(25,704)
Permanent and currency differences	(2,540)	(4,195)	1,309
Change in tax rate	8,508	—	—

Tax expense charge related to the current year	781	1,670	694

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Derivative instruments	59,724	32,996
Taxation loss carryforwards	35,554	38,914
Vessels and equipment	2,178	2,182
Capitalized interest	(3,123)	(3,604)

	94,333	70,488
Valuation allowance	(89,236)	(66,841)

Net deferred tax assets	5,097	3,647

The Partnership had tax losses in the United Kingdom (or UK) of $26.8 million as at December 31, 2011 that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses in Spain of 63.6 million Euros (approximately $82.4 million) as at December 31, 2011 that are available to be carried forward for 15 years for offset against future taxable income in Spain. The Partnership also had tax losses in Luxembourg of 71.2 million Euros (approximately $92.3 million) as at December 31, 2011 that are available indefinitely for offset against taxable future income in Luxembourg. Certain of the balances in the comparative columns above have been adjusted with no impact on the amount of the net deferred tax assets.

As of December 31, 2007, the Partnership had unrecognized tax benefits of 3.4 million Euros (approximately $5.4 million) relating to a re-investment tax credit related to a 2005 annual tax filing. During the third quarter of 2008, the Partnership received the refund on the re-investment tax credit and met the more-likely-than-not recognition threshold. As a result, the Partnership reflected this refund as a credit to equity as the original vessel sale transaction was a related party transaction reflected in equity. The relevant tax authorities have challenged the eligibility of the re-investment tax credit. As a result, the Partnership believed the more-likely-than-not threshold was no longer met and recognized a liability of 3.4 million Euros (approximately $4.7 million) and reversed the benefit of the refund against equity as of December 31, 2009. As at December 31, 2011, a liability of 4.2 million Euros (approximately $5.5 million) relating to the re-investment tax credit is included in other long-term liabilities. Subsequent to December 31, 2011, the relevant tax authorities accepted the Partnership’s claim on its re-investment tax credit.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. During the years ended December 31, 2011, 2010 and 2009, the Partnership incurred $0.3 million, $1.0 million and $0.5 million, respectively, of accrued interest and penalties relating to income taxes. The tax years 2005 through 2011 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.